Surplus Notes	21 Months Ended
Sep. 30, 2020
Surplus Notes
Surplus Notes

Note 17. Surplus Notes

Our surplus notes of $300,000 and $250,000 matured on August 1, 2016 and September 1, 2016, respectively. The Company retired the notes in full, including accrued interest, through the transfer of condominiums in Hawaii owned by American Life in December 2018. The book value of the surplus notes, including interest, was $876,400. The book value of the condominiums in Hawaii was $493,648. We recognized a gain of $382,752 on the settlement of the surplus notes in 2019.